Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Balance	$ 31,994	$ 31,597	$ 30,689
Balance	31,597	26,692	31,994
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	96,152	97,875	89,787
Additions	1,800	450	6,039
Effect of foreign exchange	(77)	(1,109)	326
Write off		(12,126)
Balance	97,875	85,090	96,152
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	64,158	66,278	59,098
Effect of foreign exchange	125	(356)	299
Write off		(12,126)
Balance	66,278	58,398	64,158
Charge for the period	$ 1,995	$ 4,602	$ 4,761